Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,577,000
Previously Paid Amount	0.00
Total Fee Amount	137.20
Total Offset Amount	0.00
Net Fee	137.20
Narrative - Max Aggregate Offering Price	$ 1,577,000
Final Prospectus	true